EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9%
	ALABAMA — 2.8%
250,000	Alabama Public School and College Authority Series B	5.0000	01/01/26	$ 250,963
1,000,000	Black Belt Energy Gas District No 7 Series C-1	5.2500	12/01/25	1,007,893
100,000	Houston County Health Care Authority Series A	5.0000	10/01/30	100,493
350,000	Southeast Energy Authority Cooperative District(a)	5.0000	05/01/53	359,130
500,000	Southeast Energy Authority Cooperative District Series A(a)	5.0000	01/01/56	504,567
				2,223,046
	ALASKA — 1.3%
1,000,000	CIVICVentures	5.0000	09/01/29	1,001,958

	ARIZONA — 2.2%
700,000	Phoenix-Mesa Gateway Airport Authority(b)	5.0000	07/01/27	700,197
300,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.1250	11/15/29	300,159
500,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.6250	11/15/30	502,510
250,000	Pima County Industrial Development Authority (Obligor: P.L.C. Charter Schools)(c)	5.2500	12/01/26	250,258
				1,753,124
	CALIFORNIA — 9.1%
275,000	California Educational Facilities Authority	5.0000	10/01/26	275,016
225,000	California Health Facilities Financing Authority (Obligor: Providence St Joseph Health Obligated Group) Series A	5.0000	10/01/26	225,299
500,000	California Public Finance Authority	5.7000	06/01/34	500,966
400,000	California School Finance Authority (Obligor: Hawking STEAM Charter Schools)(c)	5.0000	07/01/25	400,324
500,000	City of Chula Vista	5.0000	10/01/27	500,748
150,000	M-S-R Energy Authority	6.1250	11/01/29	157,545
1,000,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority Special Facilities Revenue) Series A	5.0000	07/01/44	999,934
875,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority) Series B(b)	5.0000	07/01/49	856,351
200,000	San Jacinto Unified School District	5.0000	08/01/27	200,582
1,045,000	Southern California Public Power Authority Series C	5.0000	07/01/27	1,045,404
2,040,000	Sweetwater Union High School District Public	5.0000	09/01/25	2,042,915
				7,205,084
	COLORADO — 0.5%
55,000	Denver City & County Airport Revenue Series C(b)	6.1250	11/15/25	55,558

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	COLORADO — 0.5% (Continued)
300,000	Denver City & County Airport Revenue Series A(b)	5.0000	12/01/32	$ 309,012
				364,570
	FLORIDA — 13.3%
400,000	City of Miami Beach Stormwater Revenue	5.0000	09/01/47	403,045
200,000	City of Pembroke Pines	5.0000	10/01/32	200,253
1,025,000	County of Miami-Dade Aviation Revenue(b)	5.0000	10/01/38	1,023,330
300,000	County of Miami-Dade Rickenbacker Causeway Revenue Series A	5.0000	10/01/34	300,176
1,210,000	Florida Higher Educational Facilities Financial (Obligor: Nova Southeastern University Inc)	5.0000	04/01/36	1,213,043
2,320,000	Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority) Series A(b)	5.0000	10/01/42	2,295,321
300,000	Miami Beach Redevelopment Agency Series A	5.0000	02/01/31	300,978
2,365,000	Miami-Dade County Expressway Authority Series A	5.0000	07/01/40	2,364,905
100,000	Miami-Dade County Industrial Development Authority (Obligor: Academir Charter Schools)(c)	6.7500	07/01/29	99,471
1,450,000	Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority) Series A	5.0000	10/01/35	1,450,031
250,000	Southeast Overtown Park West Community Series A-1(c)	5.0000	03/01/30	250,281
470,000	Sumter County Industrial Development Authority (Obligor: Central Florida Health Inc Obligated Group) Series A	5.0000	07/01/29	470,422
170,000	Viera East Community Development District	5.0000	05/01/26	170,215
				10,541,471
	GEORGIA — 2.4%
250,000	Private Colleges & Universities Authority	5.0000	10/01/43	250,300
1,620,000	South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	5.2500	08/01/25	1,623,258
				1,873,558
	ILLINOIS — 8.3%
1,050,000	Chicago Board of Education	5.5000	12/01/26	1,064,005
150,000	Chicago Board of Education	5.0000	12/01/31	154,388
750,000	Chicago Board of Education	5.0000	12/01/36	728,447
635,000	Harvey Public Library District	7.1000	12/01/32	644,238
1,900,000	Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group) Series A	5.0000	11/15/34	1,901,447
845,000	Illinois Finance Authority (Obligor: Southern IL Healthcare)	5.0000	03/01/32	853,052
1,150,000	Metropolitan Pier & Exposition Authority	7.0000	07/01/26	1,175,215
175,000	State of Illinois	6.0000	11/01/26	177,937
				6,698,729

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	INDIANA — 1.4%
495,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University Inc/Indiana)	4.7500	10/01/27	$ 433,273
765,000	Indiana Finance Authority (Obligor: Earlham College)	5.0000	10/01/32	750,360
				1,183,633
	IOWA — 1.1%
245,000	Iowa Finance Authority (Obligor: Iowa Health System)	5.0000	02/15/30	245,472
630,000	PEFA, Inc.(a)	5.0000	09/01/49	636,976
				882,448
	KANSAS — 3.6%
550,000	Ashland Public Building Commission	5.0000	09/01/32	552,878
2,000,000	Kansas Development Finance Authority Series K-1	4.7000	03/01/43	1,980,916
300,000	Wyandotte County-Kansas City Unified Government (Obligor: Wyandotte County-Kansas City Unified Government Utility System Revenue) Series A	5.0000	09/01/29	300,126
				2,833,920
	KENTUCKY — 1.5%
1,225,000	Kenton County Airport Board (Obligor: Kenton County Airport Board) Series A(b)	5.2500	01/01/49	1,243,095

	MARYLAND — 0.9%
450,000	Maryland Health & Higher Educational Facilities (Obligor: MedStar Health Obligated Group) Series B	5.0000	08/15/26	450,471
200,000	Maryland Health & Higher Educational Facilities Authority (Obligor: Medstar Health)	5.0000	08/15/26	200,209
				650,680
	MASSACHUSETTS — 0.9%
150,000	Massachusetts Development Finance Agency (Obligor: Provident Commonwealth)	5.0000	10/01/29	151,573
434,000	North Adams Housing Authority	4.5000	09/01/32	419,920
120,000	North Reading	5.0000	05/15/30	120,152
				691,645
	MICHIGAN — 0.8%
165,000	Detroit Wayne County Stadium Authority	5.0000	10/01/26	165,070
500,000	Michigan State Building Authority	5.0000	04/15/32	502,492
				667,562

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	MINNESOTA — 0.7%
500,000	City of St. Cloud MN (Obligor: CentraCare Health System Obligated Group)	5.0000	05/01/48	$ 489,303
100,000	Minnesota Housing Finance Agency (Obligor: State of Minnesota) Series A	5.0000	08/01/26	100,146
				589,449
	MISSOURI — 4.4%
500,000	County of Jackson	5.0000	12/01/28	501,396
200,000	Missouri Development Finance Board Series A	5.0000	06/01/27	200,207
2,895,000	Monarch-Chesterfield Levee District	5.0000	03/01/40	2,895,938
				3,597,541
	NEBRASKA — 0.5%
395,000	Madison County Hospital Authority No 1 (Obligor: Faith Regional Health Services)	5.0000	07/01/29	395,168

	NEW HAMPSHIRE — 2.6%
2,000,000	New Hampshire Health and Education Facilities (Obligor: University System of New Hampshire)	5.0000	07/01/36	2,001,050

	NEW JERSEY — 0.4%
350,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.0000	01/01/31	351,142

	NEW YORK — 6.7%
250,000	Albany Capital Resource Corporation (Obligor: Albany College of Pharmacy and Health Sciences) Series A	5.0000	12/01/28	250,151
1,000,000	Metropolitan Transportation Authority Series C-1	5.0000	11/15/30	1,022,361
925,000	Monroe County Industrial Development Corp./NY (Obligor: Nazareth Clergy of Rochester)	5.0000	10/01/31	946,773
200,000	Nassau County Local Economic Assistance (Obligor: Catholic Health Services of Long Island Obligated Group)	5.0000	07/01/34	199,997
1,275,000	New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)(b)	5.0000	07/01/28	1,281,653
225,000	New York Transportation Development Corporation(b)	5.0000	07/01/30	225,045
400,000	Onondaga Civic Development Corp., (Obligor: Crouse Health)	5.0000	08/01/31	390,292
1,000,000	Westchester County Local Development Corporation (Obligor: Purchase Housing Corp II)	5.0000	06/01/42	977,332
				5,293,604

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	NORTH CAROLINA — 1.5%
1,095,000	City of Charlotte Airport Revenue Series A	5.0000	07/01/30	$ 1,095,908
100,000	North Carolina Capital Facilities Finance Agency (Obligor: Arc Of North Carolina) Series A	5.0000	10/01/27	100,704
				1,196,612
	OHIO — 2.1%
1,000,000	County of Muskingum	5.0000	02/15/33	1,003,570
500,000	Ohio Housing Finance Agency	7.0000	03/01/49	578,373
100,000	State of Ohio(b)	5.0000	12/31/29	100,067
				1,682,010
	OKLAHOMA — 0.7%
235,000	Norman Regional Hospital Authority (Obligor: Norman Regional Hospital Authority)	5.0000	09/01/25	234,417
330,000	Oklahoma Housing Finance Agency	5.0000	09/01/27	330,127
				564,544
	PENNSYLVANIA — 3.1%
300,000	Butler County Hospital Authority (Obligor: Butler Health System)	5.0000	07/01/28	300,018
1,300,000	City of Philadelphia Airport Revenue (Obligor: City of Philadelphia PA Airport Revenue) Series A(b)	5.0000	06/15/34	1,300,310
240,000	Montgomery County Higher Education and Health Authority (Obligor: Gwynedd Mercy University) Series UU1	5.0000	05/01/29	247,401
580,000	Philadelphia Authority for Industrial Development (Obligor: Russell Byers Charter School) Series A	5.0000	05/01/30	585,234
160,000	Philadelphia Parking Authority (The)	5.2500	02/15/29	160,268
				2,593,231
	PUERTO RICO — 2.6%
505,000	Children's Trust Fund	5.5000	05/15/39	509,871
200,000	Puerto Rico Electric Power Authority	5.2500	07/01/26	200,105
650,000	Puerto Rico Electric Power Authority Series UU	5.0000	07/01/26	650,026
310,000	Puerto Rico Electric Power Authority	5.0000	07/01/27	310,022
425,000	Puerto Rico Electric Power Authority Series RR	5.0000	07/01/28	422,462
				2,092,486
	RHODE ISLAND — 0.3%
200,000	State of Rhode Island	5.0000	08/01/26	200,313

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	SOUTH CAROLINA — 0.6%
500,000	South Carolina Jobs-Economic Development Authority (Obligor: Kiawah Life Plan VLG Inc.)	5.2500	11/15/28	$ 500,317

	TENNESSEE — 0.6%
500,000	Tennessee Energy Acquisition Corporation Series C	5.0000	02/01/27	506,858

	TEXAS — 11.1%
200,000	Arlington Higher Education Finance Corporation (Obligor: Wayside Schools) Series A	5.0000	08/15/27	202,446
1,555,000	Bexar County Hospital District (Obligor: Bexar County Hospital District)	5.0000	02/15/32	1,556,884
200,000	City of San Antonio	5.0000	02/01/28	200,288
160,000	Harris County Cultural Education Facilities Finance Corporation (Obligor: Brazos Presbyterian Obligated Group) Series A	5.0000	01/01/33	160,066
250,000	Houston Higher Education Finance Corporation (Obligor: Harmony Public Schools) Series A	5.0000	02/15/28	250,255
280,000	Keller Independent School District Series A	5.0000	08/15/26	280,415
1,200,000	Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	5.0000	08/15/35	1,199,904
100,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial, LLC)(c)	5.0000	11/01/27	95,000
100,000	North Harris County Regional Water Authority	5.0000	12/15/26	100,121
265,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(b)	8.0000	02/01/39	238,500
140,000	San Antonio	5.0000	02/01/27	140,238
75,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University, Inc.) Series B	5.2500	10/01/28	74,623
410,000	San Juan Higher Education Finance Authority (Obligor: Idea Public Schools)	8.2500	08/15/29	418,251
2,845,000	Texas Municipal Gas Acquisition and Supply Corp I	6.2500	12/15/26	2,914,741
1,000,000	Texas Water Development Board (Obligor: State Water Implementation Revenue Fund for Texas) Series A	5.0000	10/15/42	1,009,516
				8,841,248
	UTAH — 0.9%
750,000	Logan City School District	5.0000	06/15/28	750,903

	VIRGINIA — 0.3%
200,000	Northern Virginia Transportation Authority (Obligor: Commonwealth of Virginia)	5.0000	06/01/28	200,347

	WASHINGTON — 4.4%
1,240,000	Port of Seattle (Obligor: Seatac Fuel LLC)(b)	5.0000	06/01/31	1,240,527

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.9% (Continued)
	WASHINGTON — 4.4% (Continued)
2,000,000	Skagit County Public Hospital District No 2	5.0000	12/01/33	$ 2,000,578
290,000	Washington Health Care Facilities Authority (Obligor: Providence St. Joseph)	5.0000	10/01/26	290,186
				3,531,291
	WEST VIRGINIA — 0.6%
455,000	Monongalia County Building Commission (Obligor: Vandalia Health Obligation Group)	5.0000	07/01/28	455,213

	WISCONSIN — 2.7%
825,000	Public Finance Authority (Obligor: Dreamhouse ’Ewa Beach) Series A(c)	5.7500	08/01/25	816,749
200,000	Public Finance Authority (Obligor: Noorda College of Osteopathic)(c)	6.5000	06/01/45	170,060
405,000	Public Finance Authority (Obligor: Prime Healthcare Foundation) Series A	5.0000	12/01/27	410,590
740,000	Wisconsin Health & Educational Facilities Authority (Obligor: Iowa Health System)	5.0000	12/01/27	741,452
				2,138,851
	TOTAL MUNICIPAL BONDS (Cost $77,380,501)			77,296,701

	TOTAL INVESTMENTS - 96.9% (Cost $77,380,501)			$ 77,296,701
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%			2,456,155
	NET ASSETS - 100.0%			$ 79,752,856

(a)	Variable rate security; the rate shown represents the rate on May 31, 2025.
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of May 31, 2025 the total value of securities subject to the AMT was 11,220,108 or 14.1% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is 2,884,812 or 3.6% of net assets.